Document and Entity Information	Jan. 02, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Markforged Holding Corp
Amendment Flag	false
Entity Central Index Key	0001816613
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-39453
Entity Tax Identification Number	92-3037714
Entity Address, Address Line One	60 Tower Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(866)
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	MKFG
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Common Stock Each At An Exercise Price Of 115.00 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Common Stock, each at an exercise price of $115.00 per share
Trading Symbol	MKFG.WS
Security Exchange Name	NYSE